Share-Based Compensation (Details) - Schedule of Stock Option	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Stock Option [Abstract]
Risk-free interest rate	0.409%	0.192%
Expected term (in years)	12 years 8 months 12 days	13 years 8 months 1 day
Expected volatility	36.32%	37.99%
Dividend yield	0.00%	0.00%